Taxes (Details) - Schedule of reconciliation between company’s actual provision for income taxes and the provision at the hong kong statutory rate	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Schedule of reconciliation between company’s actual provision for income taxes and the provision at the hong kong statutory rate [Abstract]
Income before income tax	$ 6,889,496	$ 877,654	$ 11,927,837	$ 8,885,979
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 1,141,247	$ 145,384	$ 1,974,374	$ 1,471,412
Preferential rate	(165,000)	(21,019)	(165,000)	(165,000)
Non-taxable items in Hong Kong	(40,216)	(5,123)	(4,599)	(76,159)
Non-deductible items in Hong Kong	305,519	38,920
Previous years’ unrecognized tax effects	(374,705)	(47,734)	(83,145)	60,545
Tax credit	(5,000)	(637)	(10,000)	(10,000)
Total income tax expense	$ 861,845	$ 109,791	$ 1,711,630	$ 1,280,798
Effective tax rate	12.50%	12.50%	14.40%	14.40%